INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES
Income taxes are recognized for the amount of taxes payable by the partnership's corporate subsidiaries and for the impact of deferred income tax assets and liabilities related to such subsidiaries.
The major components of income tax expense include the following for the years ended December 31:

(US$ MILLIONS)	2018	2017	2016
Current income tax expense/(recovery)	$186	$30	$25
Deferred income tax expense/(recovery):
Origination and reversal of temporary differences	(61)	(14)	(32)
Recovery arising from previously unrecognized tax assets	(27)	(10)	(8)
Change of tax rates and imposition of new legislations	—	2	(1)
Total deferred income taxes	(88)	(22)	(41)
Income taxes	$98	$8	$(16)

The below reconciliation has been prepared using a composite statutory-rate for jurisdictions where our partnership's subsidiaries operate.
The partnership's effective tax rate is different from our partnership's composite income tax rate due to the following differences set out below:

	2018	2017	2016
Composite income tax rate	27%	27%	27%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(1)	(6)	(1)
International operations subject to different tax rates	(16)	5	3
Taxable income attributable to non-controlling interest	(3)	(18)	6
Recognition of deferred tax assets	(2)	(5)	2
Non-recognition of the benefit of current year's tax losses	1	(1)	(29)
Other	2	1	(1)
Effective income tax rate	8%	3%	7%

Deferred income tax assets and liabilities as at December 31, 2018 and 2017 relate to the following:

(US$ MILLIONS)	December 31, 2018	December 31, 2017
Non-capital losses (Canada)	$28	$83
Capital losses (Canada)	—	—
Losses (U.S.)	72	7
Losses (International)	78	122
Difference in basis	(765)	(875)
Total net deferred tax (liability)/asset	$(587)	$(663)
Reflected in the statement of financial position as follows:
Deferred income tax assets	280	174
Deferred income tax liabilities	(867)	(837)
Total net deferred tax (liability)/asset	$(587)	$(663)
The deferred income tax movements are as follows:

(US$ MILLIONS)	December 31, 2018	December 31, 2017
Opening net deferred tax (liability)/asset	$(663)	$30
Recognized in income	88	22
Recognized in other comprehensive income	(2)	—
Recognized in other (1)	(10)	(715)
Net deferred tax (liability)/asset	$(587)	$(663)
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(1)
The Other category primarily relates to adjustments made to our partnership's equity related to acquisitions and dispositions and the foreign exchange impact of the deferred tax asset calculated in the functional currency of the operating entities.

The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

(US$ MILLIONS)	December 31, 2018	December 31, 2017
2019	$10	$—
2020	—	1
2021	1	272
2022 and after	322	—
Do not expire	587	47
Total	$920	$320

The components of the income taxes in other comprehensive income for the years ended December 31, 2018, 2017, and 2016 are set out below:

(US$ MILLIONS)	2018	2017	2016
Fair value through OCI	$(3)	$(1)	$1
Net investment hedges	13	(8)	3
Cash flow hedges	(6)	10	(3)
Equity accounted investments	—	(1)	(7)
Pension plan actuarial changes	(2)	—	—
Total deferred tax expense (recovery) in other comprehensive income	$2	$—	$(6)

For the year ended December 31, 2018, total current tax expense of $49 million (2017: $nil) attributed to the current tax on disposition of subsidiaries for which control has been retained has been recorded to equity.